Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2019	December 31, 2018
Trade accounts receivable from third-part customers	$22,376,370	$17,069,627
Less: allowances for doubtful accounts	(11,124,368)	(3,228,732)
Total accounts receivable from third-party customers, net	11,252,002	13,840,895
Add: accounts receivable, net, related parties	469,474	450,473
Accounts receivable, net	$11,721,476	$14,291,368

Schedule of allowance for doubtful accounts
	December 31, 2019	December 31, 2018
Beginning balance	$3,228,732	$1,815,927
Bad debt provision	8,001,921	1,572,175
Foreign exchange translation	(106,285)	(159,370)
Ending balance	$11,124,368	$3,228,732

Schedule of accounts receivable
	December 31, 2019	December 31, 2018
Accounts Receivable Aging:
Less than 3 months	$5,387,285	$4,374,504
From 4 to 6 months	4,107,880	3,765,657
From 7 to 9 months	4,284,179	3,431,284
From 10 to 12 months	3,397,470	2,467,339
Over 1 year	5,669,030	3,481,316
Bad debt reserve	(11,124,368)	(3,228,732)
Accounts Receivable, net	$11,721,476	$14,291,368